SCHEDULE OF ACCRUED LIABILITIES AND OTHER PAYABLES (Details) (Parenthetical) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Rahul Narain [Member]
Loss Contingencies [Line Items]
Secured debt	$ 1,298,495	$ 1,298,495
Yeah1 [Member]
Loss Contingencies [Line Items]
Secured debt	$ 818,352